ASSET RETIREMENT OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS
NOTE 5 — ASSET RETIREMENT OBLIGATIONS

In conjunction with the permit approval permitting the Company to resume mining in the existing open pits at the Relief Canyon Mine during the third quarter of 2014, the Company has recorded an asset retirement obligation based upon the reclamation plan submitted in connection with the permit.

The following table summarizes activity in the Company’s ARO:

	June 30, 2018	June 30, 2017
	(Unaudited)	(Unaudited)
Balance, beginning of period	$963,303	$895,085
Accretion expense	17,627	9,632
Reclamation obligations settled	-	-
Additions and changes in estimates	-	-
Balance, end of period	$980,930	$904,717

NOTE 5 — ASSET RETIREMENT OBLIGATIONS

In conjunction with the permit approval permitting the Company to resume mining in the existing open pits at the Relief Canyon Mine during the third quarter of 2014, the Company has recorded an asset retirement obligation based upon the reclamation plan submitted in connection with the permit.

The following table summarizes activity in the Company’s ARO:

	December 31, 2017	December 31, 2016

Balance, beginning of period	$895,085	$783,539
Accretion expense	38,529	38,923
Reclamation obligations settled	-	-
Additions and changes in estimates	29,689	72,623
Balance, end of period	$963,303	$895,085